Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 163,000	$ 152,807
Less : Accumulated depreciation	(52,000)	(26,753)
Property, plant and equipment, net	111,000	126,054
Office Equipment and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,000	5,000
Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	125,000	114,946
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25,000	26,176
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,000	$ 7,373